ANNUAL REPORT                                                  December 31, 1998

TEMPLETON AMERICAN TRUST, INC.



[FRANKLIN TEMPLETON LOGO]

PAGE


[FRANKLIN TEMPLETON 50 YEAR SEAL]


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.


[PHOTO OF PETER A. NORI]

PETER A. NORI
Portfolio Manager

Templeton American Trust, Inc.

PAGE


SHAREHOLDER LETTER


Your Fund's Goal: Templeton American Trust seeks long-term total return (a combination of capital growth and income) by investing at least 65% of its total assets in the equity and debt securities of U.S. companies and the U.S. Government, its agencies and instrumentalities.

Dear Shareholder:

This annual report of the Templeton American Trust covers the fiscal year ended December 31, 1998. During the first part of this reporting period, the U.S. stock market rose significantly, as many investors concerned about Asia's economic turmoil sought a safe haven in domestic securities. However in August, Russia's economic meltdown and Asia's recession sent many U.S. share prices plummeting. In response, the Federal Reserve Board cut the Federal Funds rate in September, October and November. The U.S. stock market, as measured by most broad-based indices, reacted favorably


You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 11 of this report.


CONTENTS

Shareholder Letter ........................................................    1

Performance Summary

   Class I ................................................................    6

   Class II ...............................................................    6

Financial Highlights &
Statement of Investments ..................................................    9

Financial Statements ......................................................   14

Notes to
Financial Statements ......................................................   17

Independent Auditor's Report ..............................................   20

Tax Designation ...........................................................   21


FUND CATEGORY

[PYRAMID GRAPHIC]

PAGE





GEOGRAPHIC DISTRIBUTION
BASED ON TOTAL NET ASSETS
12/31/98

[This chart shows in bar format the geographic distribution of Templeton American Trust based on total net assets as of 12/31/98.]


North America .................... 94.6%
Short-Term Investments &
  Other Net Assets ...............  2.5%
Latin America ....................  1.4%
Australia ........................  0.8%
Europe ...........................  0.7%



to the rate cuts and finished the year with an appreciable gain. Generally leading the way were large capitalization growth stocks and popular internet stocks. Within this environment, Templeton American Trust - Class I shares delivered a 12-month cumulative total return of 9.96%, as discussed in the Performance Summary on page 6. The Standard & Poor's(R) 500 (S&P 500(R)) Stock Index, the Fund's benchmark, provided a 28.58% cumulative total return for the same period.(1)

While we do hold some companies in the S&P 500(R), the Fund was adversely affected by its relatively small exposure to the large-cap companies with high price-to-earnings ratios that dominate the S&P 500(R). Since we are "value" investors, we continued to employ the Templeton investment philosophy of a "bottom-up," value-oriented, long-term approach to this Fund's investment portfolio. Like most value investors, we fared relatively poorly in 1998 compared to the broad-based market indices, such as the S&P 500(R), but some of our holdings, including a number of companies subject to merger activity, performed well. For example, merging companies whose shares were held in the portfolio in 1998 included Digital Equipment Corporation which was acquired by Compaq Computer, Bay Networks which was bought out by Northern Telecom, and



(1). Source: Standard & Poor's(R) Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.


2

PAGE


AMP Inc. which was purchased by Tyco International. Spurred by low interest rates and a strong stock market, a number of our financial holdings also rose considerably in value, and we sold our shares of CitiGroup at a profit.

With the U.S. stock market near or at all-time highs, finding new shares for the Fund's portfolio presented some challenges. However, as indicated by the Fund's equity position on December 31, 1998, we did locate a number of stocks meeting our qualifications. For example, we purchased additional shares of Scholastic Corp., and initiated a position in Sears, Roebuck and Co. We also added to our existing positions in 3Com Corporation and Aetna Inc., companies facing what we believe to be short-term difficulties, but offering long-term growth-potential.

While we remain optimistic about the U.S. stock market's long-term potential, we are concerned with certain short-term valuations. For much of the reporting period, the Dow Jones(R) Industrial Average and the S&P 500(R) traded well-above their 20-year average price-to-book, price-to-sales, price-to-dividends and price-to-cash flow levels.(2) By purchasing out-of-favor securities trading at depressed valuations, we are attempting to position the Fund for a possible market correction while seeking attractive, long-term performance.


TOP 10 HOLDINGS
12/31/98


[This chart lists the top 10 holdings, including industry, of Templeton American Trust based on total net assets as of December 31, 1998.]

COMPANY,                                                              % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------                                                              ----------
ADC Telecommunications Inc.
Electronic Components &
Instruments                                                               4.3%

Intel Corp.
Electronic Components &
Instruments                                                               4.2%

Scholastic Corp.
Broadcasting & Publishing                                                 4.1%

3Com Corp.
Data Processing &
Reproduction                                                              4.0%

Landstar System Inc.
Transportation                                                            3.8%

American Stores Co.
Merchandising                                                             3.5%

Morgan Stanley
Dean Witter & Co.
Financial Services                                                        3.4%

AMP Inc.
Electrical & Electronics                                                  3.2%

American International
Group Inc.
Insurance                                                                 3.2%

U.S. West Inc.
Telecommunications                                                        3.1%


For a complete list of portfolio holdings, please see page 11 of this report.


(2.) Source: FactSet.


                                                                               3

PAGE


TOP 10 INDUSTRIES
12/31/98

[This chart lists the top 10 industries of Templeton American Trust, based on total net assets as of December 31, 1998.]


                                                                      % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------                                                              ----------
Data Processing &
Reproduction                                                             11.9%

Electronic Components &
Instruments                                                              10.3%

Insurance                                                                 9.6%

Merchandising                                                             6.6%

Financial Services                                                        6.1%

Electrical & Electronics                                                  6.0%

Transportation                                                            5.7%

Telecommunications                                                        5.4%

Broadcasting & Publishing                                                 4.1%

Automobiles                                                               3.8%


Please remember, this discussion reflects our views, opinions and portfolio holdings as of December 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you better understand our investment and management philosophy.

While the Fund invests primarily in securities of U.S. companies and the U.S. government, its agencies and instrumentalities, it may also invest up to 35% of its total assets in securities of issuers in any foreign market, developed or developing. There are, of course, special risks involved with global investing related to market, currency, economic, social, political and other factors. Emerging markets involve similar but heightened risks, in addition to those associated with their relatively small size and lesser liquidity. These special risks and other considerations are discussed in the Fund's prospectus. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. While short-term volatility can be disconcerting, declines in excess of 50% are not


4

PAGE


unusual in emerging markets. In fact, the Hong Kong equity market has increased 1049% in the last 15 years, but has suffered five declines of more than 20% during that time.(3)

We thank you for your participation in Templeton American Trust and look forward to serving you in the future.

Sincerely,


/s/ Peter A. Nori
Peter A. Nori, CFA
Portfolio Manager
Templeton American Trust, Inc.


The Fund's Board of Directors approved a proposal to merge the Fund into Franklin Equity Fund, subject to shareholder approval. A proxy and proxy statement on the proposed merger are being mailed to shareholders requesting their vote.



(3.) Source: Bloomberg. Based on quarterly percentage change over 15 years ended December 31, 1998. Market returns are measured in Hong Kong dollars.

                                                                               5


PAGE


TEMPLETON AMERICAN TRUST, INC.

CLASS I:

Subject to the maximum 5.75% initial sales charge.

CLASS II:

Subject to the current, maximum 1% initial sales charge and 1% contingent deferred sales charge (CDSC) for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class I shares. Prior to May 1, 1995, Class II shares were offered without an initial sales charge and with a higher, but declining, CDSC; thus, actual returns would have been lower. Past expense waivers by the Fund's manager increased the Fund's Class II total returns to shareholders. Without these waivers, the Fund's total returns as shown on the next page for Class II shares would have been lower.


PERFORMANCE SUMMARY AS OF 12/31/98

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (1/1/98 - 12/31/98)

CLASS I                         CHANGE                12/31/98     12/31/97
-------                         ------                --------     --------
Net Asset Value                 - $1.58                $15.59       $17.17

                                DISTRIBUTIONS
                                -------------
Dividend Income                 $0.150
Long-Term Capital Gain          $2.515
Short-Term Capital Gain         $0.510
        TOTAL                   $3.175


CLASS II                        CHANGE                12/31/98     12/31/97
--------                        ------                --------     --------
Net Asset Value                 - $1.57                $15.64       $17.21

                                DISTRIBUTIONS
                                -------------
Dividend Income                 $0.002
Long-Term Capital Gain          $2.515
Short-Term Capital Gain         $0.510
        TOTAL                   $3.027


Past performance is not predictive of future results.


6

PAGE


PERFORMANCE


                                                                        SINCE
                                                                    INCEPTION
CLASS I                                   1-YEAR        3-YEAR       (5/1/95)
-------                                   ------        ------       --------
Cumulative Total Return(1)                   9.96%       61.72%        77.67%
Average Annual Total Return(2)               3.62%       15.05%        15.06%
Value of $10,000 Investment(3)            $10,362      $15,231       $16,729

                                          12/31/96     12/31/97      12/31/98
                                          --------     --------      --------
One-Year
Total Return(4)                            19.90%       22.66%         9.96%


                                                                        SINCE
                                                                    INCEPTION
CLASS II                                  1-YEAR        3-YEAR       (2/7/91)
--------                                  ------        ------       --------
Cumulative Total Return(1)                   9.05%       57.98%       167.71%
Average Annual Total Return(2)               7.00%       16.06%        13.13%
Value of $10,000 Investment(3)            $10,700      $15,640       $26,503


                                 12/31/95  12/31/96     12/31/97      12/31/98
                                 --------  --------     --------      --------
One-Year
Total Return(4)                   17.55%    18.91%       21.83%         9.05%

(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current applicable, maximum sales charge(s) for that class.

(4.) One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.


                                                                               7

PAGE


TEMPLETON AMERICAN TRUST, INC.


AVERAGE ANNUAL TOTAL RETURN
12/31/98

CLASS I
1-Year                                                                     3.62%

3-Year                                                                    15.05%

Since Inception (5/1/95)                                                  15.06%


AVERAGE ANNUAL TOTAL RETURN
12/31/98

CLASS II
1-Year                                                                     7.00%

3-Year                                                                    16.06%

Since Inception (2/7/91)                                                  13.13%

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

The unmanaged index differs from the fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index. Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees, and reinvested distributions. Performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).

CLASS I (5/1/95 - 12/31/98)

Average Annual Total Return
12/31/98


[The following line graph compares the performance of Templeton American Trust Fund's Class I shares to that of the Standard & Poor's 500 Stock Index and to the Consumer Price Index, based on a $10,000 investment from 5/1/98 to 12/31/98.]

[LINE GRAPH]


                         TEMPLETON AMERICAN TRUST   S&P 500 COMPOSITE    CONSUMER PRICE
                                - CLASS I                 INDEX               INDEX
       --------------------------------------------------------------------------------------
         5/1/95                     $9,423              $10,000           $10,000
         May-95                     $9,704              $10,372           $10,020
         Jun-95                     $9,887              $10,614           $10,040
         Jul-95                    $10,190              $10,983           $10,040
         Aug-95                    $10,134              $11,005           $10,067
         Sep-95                    $10,275              $11,469           $10,086
         Oct-95                     $9,972              $11,433           $10,119
         Nov-95                    $10,218              $11,926           $10,112
         Dec-95                    $10,351              $12,156           $10,105
         Jan-96                    $10,467              $12,578           $10,164
         Feb-96                    $10,548              $12,687           $10,197
         Mar-96                    $10,780              $12,811           $10,250
         Apr-96                    $11,071              $13,004           $10,289
         May-96                    $11,239              $13,325           $10,309
         Jun-96                    $11,253              $13,377           $10,316
         Jul-96                    $10,940              $12,742           $10,335
         Aug-96                    $11,246              $13,063           $10,355
         Sep-96                    $11,493              $13,795           $10,388
         Oct-96                    $11,755              $14,186           $10,421
         Nov-96                    $12,322              $15,252           $10,441
         Dec-96                    $12,411              $14,950           $10,441
         Jan-97                    $13,000              $15,892           $10,473
         Feb-97                    $12,864              $16,009           $10,505
         Mar-97                    $12,651              $15,350           $10,531
         Apr-97                    $12,880              $16,269           $10,544
         May-97                    $13,842              $17,247           $10,537
         Jun-97                    $14,158              $18,021           $10,550
         Jul-97                    $15,302              $19,454           $10,563
         Aug-97                    $15,136              $18,360           $10,583
         Sep-97                    $16,011              $19,373           $10,609
         Oct-97                    $15,065              $18,737           $10,636
         Nov-97                    $15,033              $19,598           $10,629
         Dec-97                    $15,223              $19,935           $10,617
         Jan-98                    $15,161              $20,164           $10,636
         Feb-98                    $16,260              $21,607           $10,657
         Mar-98                    $16,635              $22,714           $10,678
         Apr-98                    $16,728              $22,942           $10,697
         May-98                    $16,262              $22,534           $10,717
         Jun-98                    $16,709              $23,450           $10,730
         Jul-98                    $15,936              $23,216           $10,742
         Aug-98                    $13,587              $19,856           $10,755
         Sep-98                    $13,960              $21,123           $10,768
         Oct-98                    $15,106              $22,854           $10,794
         Nov-98                    $16,141              $24,234           $10,794
         Dec-98                    $16,729              $25,631           $10,783






CLASS II (2/7/91 - 12/31/98)

Average Annual Total Return
12/31/98


[The following line graph compares the performance of Templeton American Trust Fund's Class II shares to that of the Standard and Poor's 500 Stock Index and to the Consumer Price Index, based on a $10,000 investment from 2/27/91 to 12/31/98.]


[LINE GRAPH]


                              TEMPLETON AMERICAN    S&P 500 COMPOSITE     CONSUMER
                               TRUST - CLASS II          INDEX         PRICE INDEX
                  --------------------------------------------------------------------

          2/27/91                   $9,901            $10,000        $10,000
           Feb-91                   $9,911            $10,023        $10,000
           Mar-91                  $10,119            $10,270        $10,015
           Apr-91                  $10,327            $10,304        $10,029
           May-91                  $10,673            $10,733        $10,059
           Jun-91                  $10,376            $10,247        $10,089
           Jul-91                  $10,515            $10,737        $10,104
           Aug-91                  $10,663            $10,978        $10,133
           Sep-91                  $10,584            $10,795        $10,178
           Oct-91                  $10,653            $10,955        $10,193
           Nov-91                  $10,208            $10,501        $10,222
           Dec-91                  $11,193            $11,704        $10,230
           Jan-92                  $11,543            $11,497        $10,245
           Feb-92                  $11,893            $11,633        $10,282
           Mar-92                  $11,513            $11,408        $10,334
           Apr-92                  $11,763            $11,750        $10,348
           May-92                  $11,783            $11,788        $10,363
           Jun-92                  $11,513            $11,612        $10,400
           Jul-92                  $11,873            $12,111        $10,423
           Aug-92                  $11,233            $11,851        $10,452
           Sep-92                  $11,443            $11,989        $10,481
           Oct-92                  $11,483            $12,046        $10,519
           Nov-92                  $11,923            $12,440        $10,533
           Dec-92                  $12,126            $12,597        $10,527
           Jan-93                  $12,486            $12,709        $10,579
           Feb-93                  $12,589            $12,869        $10,616
           Mar-93                  $12,898            $13,141        $10,653
           Apr-93                  $12,919            $12,835        $10,682
           May-93                  $13,125            $13,154        $10,697
           Jun-93                  $13,073            $13,195        $10,712
           Jul-93                  $13,218            $13,165        $10,712
           Aug-93                  $13,588            $13,652        $10,742
           Sep-93                  $13,527            $13,548        $10,763
           Oct-93                  $13,733            $13,839        $10,809
           Nov-93                  $13,630            $13,692        $10,816
           Dec-93                  $14,044            $13,863        $10,815
           Jan-94                  $14,778            $14,341        $10,846
           Feb-94                  $14,569            $13,938        $10,883
           Mar-94                  $14,021            $13,332        $10,920
           Apr-94                  $14,210            $13,516        $10,935
           May-94                  $14,358            $13,715        $10,942
           Jun-94                  $14,021            $13,379        $10,979
           Jul-94                  $14,621            $13,841        $11,008
           Aug-94                  $15,106            $14,400        $11,054
           Sep-94                  $14,716            $14,046        $11,083
           Oct-94                  $14,674            $14,369        $11,091
           Nov-94                  $14,252            $13,836        $11,105
           Dec-94                  $14,273            $14,040        $11,105
           Jan-95                  $14,227            $14,414        $11,149
           Feb-95                  $14,656            $14,965        $11,194
           Mar-95                  $14,942            $15,412        $11,231
           Apr-95                  $15,308            $15,866        $11,268
           May-95                  $15,789            $16,476        $11,290
           Jun-95                  $16,064            $16,860        $11,312
           Jul-95                  $16,556            $17,447        $11,312
           Aug-95                  $16,453            $17,482        $11,343
           Sep-95                  $16,682            $18,219        $11,364
           Oct-95                  $16,178            $18,162        $11,401
           Nov-95                  $16,568            $18,945        $11,393
           Dec-95                  $16,778            $19,309        $11,386
           Jan-96                  $16,955            $19,980        $11,453
           Feb-96                  $17,061            $20,154        $11,490
           Mar-96                  $17,414            $20,350        $11,549
           Apr-96                  $17,873            $20,657        $11,594
           May-96                  $18,144            $21,167        $11,616
           Jun-96                  $18,156            $21,249        $11,623
           Jul-96                  $17,637            $20,242        $11,645
           Aug-96                  $18,120            $20,751        $11,668
           Sep-96                  $18,509            $21,914        $11,705
           Oct-96                  $18,933            $22,535        $11,742
           Nov-96                  $19,839            $24,229        $11,764
           Dec-96                  $19,951            $23,749        $11,764
           Jan-97                  $20,896            $25,245        $11,801
           Feb-97                  $20,667            $25,430        $11,836
           Mar-97                  $20,312            $24,383        $11,866
           Apr-97                  $20,667            $25,844        $11,880
           May-97                  $22,200            $27,397        $11,873
           Jun-97                  $22,681            $28,626        $11,887
           Jul-97                  $24,506            $30,904        $11,901
           Aug-97                  $24,240            $29,166        $11,924
           Sep-97                  $25,634            $30,774        $11,954
           Oct-97                  $24,100            $29,765        $11,984
           Nov-97                  $24,037            $31,132        $11,976
           Dec-97                  $24,306            $31,668        $11,962
           Jan-98                  $24,193            $32,032        $11,984
           Feb-98                  $25,930            $34,323        $12,008
           Mar-98                  $26,527            $36,083        $12,032
           Apr-98                  $26,646            $36,444        $12,053
           May-98                  $25,918            $35,796        $12,075
           Jun-98                  $26,601            $37,251        $12,090
           Jul-98                  $25,353            $36,878        $12,104
           Aug-98                  $21,610            $31,542        $12,119
           Sep-98                  $22,160            $33,555        $12,133
           Oct-98                  $23,972            $36,304        $12,162
           Nov-98                  $25,606            $38,496        $12,162
           Dec-98                  $26,506            $40,716        $12,150


*Source: Standard & Poor's(R) Micropal

Past performance is not predictive of future results.


8

PAGE

TEMPLETON AMERICAN TRUST, INC.
Financial Highlights

                                                                                     CLASS I
                                                                  ---------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                  ---------------------------------------------
                                                                   1998         1997         1996        1995+
                                                                   -------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $17.17       $16.02       $14.23       $13.37
                                                                  ---------------------------------------------
Income from investment operations:
 Net investment income......................................         .06          .13          .20          .11
 Net realized and unrealized gains..........................        1.54         3.42         2.60         1.21
                                                                  ---------------------------------------------
Total from investment operations............................        1.60         3.55         2.80         1.32
                                                                  ---------------------------------------------
Less distributions from:
 Net investment income......................................        (.15)        (.15)        (.26)        (.20)
 Net realized gains.........................................       (3.03)       (2.25)        (.75)        (.26)
                                                                  ---------------------------------------------
Total distributions.........................................       (3.18)       (2.40)       (1.01)        (.46)
                                                                  ---------------------------------------------
Net asset value, end of year................................      $15.59       $17.17       $16.02       $14.23
                                                                  ---------------------------------------------
Total Return*...............................................       9.96%       22.66%       19.90%        9.94%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................      $5,441       $5,028       $2,053         $881
Ratios to average net assets:
 Expenses...................................................       1.61%        1.41%        1.57%        1.81%**
 Net investment income......................................        .28%         .58%        1.53%        1.31%**
Portfolio turnover rate.....................................      27.93%       41.06%       15.93%        4.44%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period May 1, 1995 (effective date) to December 31, 1995.
                                                                               9

PAGE

TEMPLETON AMERICAN TRUST, INC.
Financial Highlights (continued)

                                                                                   CLASS II
                                                        ---------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------
                                                         1998          1997          1996          1995          1994
                                                         ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..................     $17.21        $16.04        $14.25        $12.49        $13.39
                                                        ---------------------------------------------------------------
Income from investment operations:
 Net investment income (loss).......................       (.06)         (.03)          .14           .14           .04
 Net realized and unrealized gains..................       1.52          3.45          2.54          2.04           .17
                                                        ---------------------------------------------------------------
Total from investment operations....................       1.46          3.42          2.68          2.18           .21
                                                        ---------------------------------------------------------------
Less distributions from:
 Net investment income..............................         --            --          (.14)         (.14)         (.05)
 Net realized gains.................................      (3.03)        (2.25)         (.75)         (.28)        (1.06)
                                                        ---------------------------------------------------------------
Total distributions.................................      (3.03)        (2.25)         (.89)         (.42)        (1.11)
                                                        ---------------------------------------------------------------
Net asset value, end of year........................     $15.64        $17.21        $16.04        $14.25        $12.49
                                                        ---------------------------------------------------------------

Total Return*.......................................      9.05%        21.83%        18.91%        17.55%         1.63%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of year (000's).....................    $39,458       $52,063       $44,648       $44,183       $37,959
Ratios to average net assets:
 Expenses...........................................      2.26%         2.17%         2.26%         2.40%         2.47%
 Net investment income (loss).......................     (.34)%        (.16)%          .85%          .95%          .34%
Portfolio turnover rate.............................     27.93%        41.06%        15.93%         4.44%        31.92%

*Total return does not reflect sales commissions or the contingent deferred sales charge.
                       See Notes to Financial Statements.
 10

PAGE

TEMPLETON AMERICAN TRUST, INC.
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998

                                                                   COUNTRY         SHARES         VALUE

COMMON STOCKS 97.5%
AEROSPACE & MILITARY TECHNOLOGY 1.8%
Kaman Corp., A..............................................    United States        50,200    $   806,338
                                                                                               -----------
AUTOMOBILES 3.8%
*Circuit City Stores Inc., Carmax Group.....................    United States        63,200        343,650
Ford Motor Co. .............................................    United States        23,000      1,349,812
                                                                                               -----------
                                                                                                 1,693,462
                                                                                               -----------
BANKING .3%
Credicorp Ltd. .............................................        Peru             15,840        142,560
                                                                                               -----------
BROADCASTING & PUBLISHING 4.1%
*Scholastic Corp. ..........................................    United States        34,600      1,855,425
                                                                                               -----------
BUILDING MATERIALS & COMPONENTS 2.9%
Owens Corning...............................................    United States        26,015        921,907
Pioneer International Ltd. .................................      Australia         175,000        370,310
                                                                                               -----------
                                                                                                 1,292,217
                                                                                               -----------
BUSINESS & PUBLIC SERVICES 1.4%
Columbia HCA Healthcare Corp. ..............................    United States        26,000        643,500
                                                                                               -----------
CHEMICALS 1.0%
Great Lakes Chemical Corp. .................................    United States        11,000        440,000
                                                                                               -----------
DATA PROCESSING & REPRODUCTION 11.9%
*3Com Corp. ................................................    United States        40,300      1,805,944
Compaq Computer Corp. ......................................    United States        22,869        959,069
*Midway Games Inc. .........................................    United States        56,250        618,750
*Newbridge Networks Corp. ..................................       Canada            41,845      1,271,042
*Quantum Corp. .............................................    United States        32,300        686,375
                                                                                               -----------
                                                                                                 5,341,180
                                                                                               -----------
ELECTRICAL & ELECTRONICS 6.0%
Ametek Inc. ................................................    United States        31,100        693,919
AMP Inc. ...................................................    United States        27,910      1,453,064
Motorola Inc. ..............................................    United States         9,000        549,563
                                                                                               -----------
                                                                                                 2,696,546
                                                                                               -----------
ELECTRONIC COMPONENTS & INSTRUMENTS 10.3%
*ADC Telecommunications Inc. ...............................    United States        56,200      1,952,950
Harman International Industries Inc. .......................    United States        20,500        781,562
Intel Corp. ................................................    United States        16,000      1,897,000
                                                                                               -----------
                                                                                                 4,631,512
                                                                                               -----------
ENERGY EQUIPMENT & SERVICES 1.9%
Sunoco Inc. ................................................    United States        23,300        840,256
                                                                                               -----------
ENERGY SOURCES 3.0%
Norsk Hydro AS, ADR.........................................       Norway             8,800        300,850
Occidental Petroleum Corp. .................................    United States        32,150        542,531
YPF Sociedad Anonima, ADR...................................      Argentina          18,000        502,875
                                                                                               -----------
                                                                                                 1,346,256
                                                                                               -----------

                                                                              11

PAGE


TEMPLETON AMERICAN TRUST, INC.
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                   COUNTRY         SHARES         VALUE

COMMON STOCKS (CONT.)
FINANCIAL SERVICES 6.1%
Fannie Mae..................................................    United States        16,000    $ 1,184,000
Morgan Stanley Dean Witter & Co. ...........................    United States        21,644      1,536,724
                                                                                               -----------
                                                                                                 2,720,724
                                                                                               -----------
FOOD & HOUSEHOLD PRODUCTS .8%
IBP Inc. ...................................................    United States        12,000        349,500
                                                                                               -----------
FOREST PRODUCTS & PAPER 1.4%
Boise Cascade Corp. ........................................    United States        20,300        629,300
                                                                                               -----------
HEALTH & PERSONAL CARE 2.5%
Aetna Inc. .................................................    United States        12,275        965,122
*LTC Healthcare Inc. .......................................    United States         4,172         10,951
*Windmere-Durable Holdings Inc. ............................    United States        21,400        165,850
                                                                                               -----------
                                                                                                 1,141,923
                                                                                               -----------
INDUSTRIAL COMPONENTS 2.6%
Goodyear Tire & Rubber Co. .................................    United States        18,000        907,875
*Walbro Corp. ..............................................    United States        37,800        240,975
                                                                                               -----------
                                                                                                 1,148,850
                                                                                               -----------
INSURANCE 9.6%
American General Corp. .....................................    United States        17,000      1,326,000
American International Group Inc. ..........................    United States        15,037      1,452,950
Presidential Life Corp. ....................................    United States        47,100        936,113
W R Berkeley Corp. .........................................    United States        17,100        582,469
                                                                                               -----------
                                                                                                 4,297,532
                                                                                               -----------
MERCHANDISING 6.6%
American Stores Co. ........................................    United States        42,888      1,584,175
*Gymboree Inc. .............................................    United States        73,800        470,475
*S & C Liquidating Trust....................................    United States         8,487              0
Sears Roebuck & Co. ........................................    United States        21,400        909,500
                                                                                               -----------
                                                                                                 2,964,150
                                                                                               -----------
METALS & MINING 1.5%
Birmingham Steel Corp. .....................................    United States        56,800        237,850
Oregon Steel Mills Inc. ....................................    United States        36,600        434,625
                                                                                               -----------
                                                                                                   672,475
                                                                                               -----------
MISC MATERIALS & COMMODITIES 1.4%
Agrium Inc. ................................................       Canada            75,000        651,562
                                                                                               -----------
REAL ESTATE 1.6%
LTC Properties Inc. ........................................    United States        41,720        693,595
National Health Investors Inc. .............................    United States         1,800         44,438
                                                                                               -----------
                                                                                                   738,033
                                                                                               -----------

 12

PAGE


TEMPLETON AMERICAN TRUST, INC.
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                   COUNTRY         SHARES         VALUE

COMMON STOCKS (CONT.)
TELECOMMUNICATIONS 5.4%
Northern Telecom, Ltd. .....................................       Canada            21,000    $ 1,052,625
U.S. West Inc. .............................................    United States        21,200      1,370,050
                                                                                               -----------
                                                                                                 2,422,675
                                                                                               -----------
TEXTILES & APPAREL 1.8%
*Fruit of the Loom Inc., A..................................    United States        58,700        810,794
                                                                                               -----------
TRANSPORTATION 5.7%
*Fritz Companies Inc. ......................................    United States        79,000        854,187
*Landstar System Inc. ......................................    United States        42,400      1,727,800
                                                                                               -----------
                                                                                                 2,581,987
                                                                                               -----------
UTILITIES ELECTRICAL & GAS 2.1%
Potomac Electric Power Co. .................................    United States        35,208        926,411
                                                                                               -----------
TOTAL COMMON STOCKS (COST $33,552,672)......................                                    43,785,168
                                                                                               -----------

                                                                                 PRINCIPAL
                                                                                  AMOUNT**
                                                                                 ----------

(a)REPURCHASE AGREEMENT (COST $1,192,000) 2.7%
Barclays Bank Plc., 4.75%, 1/04/99 (Maturity Value
  $1,192,629) Collateralized by U.S. Treasury Notes &
  Bonds.....................................................    United States    $1,192,000      1,192,000
                                                                                               -----------
TOTAL INVESTMENTS (COST $34,744,672) 100.2%.................                                    44,977,168
OTHER ASSETS, LESS LIABILITIES (.2%)........................                                       (78,171)
                                                                                               -----------
TOTAL NET ASSETS 100.0%.....................................                                   $44,898,997
                                                                                               -----------


*Non-income producing.
**Securities traded in U.S. dollars.
(a)At December 31, 1998, all repurchase agreements held by the Fund had been entered into on that date.
                       See Notes to Financial Statements.
                                                                              13

PAGE

TEMPLETON AMERICAN TRUST, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

Assets:
 Investments in securities, at value (cost $33,552,672).....    $43,785,168
 Repurchase agreement, at value and cost....................      1,192,000
 Cash.......................................................          1,923
 Receivables:
  Investment securities sold................................        139,902
  Capital shares sold.......................................         40,322
  Dividends and interest....................................         50,170
                                                                -----------
      Total assets..........................................     45,209,485
                                                                -----------
Liabilities:
 Payables:
  Capital shares redeemed...................................        115,645
  To affiliates.............................................        123,287
 Distributions to shareholders..............................          2,048
 Accrued expenses and other.................................         69,508
                                                                -----------
      Total liabilities.....................................        310,488
                                                                -----------
Net assets, at value........................................    $44,898,997
                                                                -----------

Net assets consist of:
 Net unrealized appreciation................................    $10,232,496
 Accumulated net realized gain..............................      2,496,378
 Capital shares.............................................     32,170,123
                                                                -----------
Net assets, at value........................................    $44,898,997
                                                                -----------

CLASS I:
 Net asset value per share ($5,440,858 / 349,029 shares
   outstanding).............................................         $15.59
                                                                -----------
 Maximum offering price per share ($15.59 / 94.25%).........         $16.54
                                                                -----------

CLASS II:
 Net asset value per share ($39,458,139 / 2,522,200 shares
   outstanding)*............................................         $15.64
                                                                -----------

 Maximum offering price per share ($15.64 / 99.00%).........         $15.80
                                                                -----------


*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 14

PAGE

TEMPLETON AMERICAN TRUST, INC.
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

Investment Income:
 (net of foreign taxes of $15,234)
 Dividends..................................................    $  702,547
 Interest...................................................       323,834
                                                                ----------
      Total investment income...............................                     $ 1,026,381
Expenses:
 Management fees (Note 3)...................................       374,730
 Administrative fees (Note 3)...............................        80,299
 Distribution fees (Note 3)
  Class I...................................................        20,484
  Class II..................................................       477,056
 Transfer agent fees (Note 3)...............................        65,500
 Custodian fees.............................................        20,900
 Reports to shareholders....................................        49,900
 Registration and filing fees...............................        32,000
 Professional fees..........................................        40,000
 Directors' fees and expenses...............................         9,700
 Other......................................................         1,420
                                                                ----------
      Total expenses........................................                       1,171,989
                                                                                 -----------
            Net investment loss.............................                        (145,608)
                                                                                 -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     8,238,409
  Foreign currency transactions.............................       (30,481)
                                                                ----------
      Net realized gain.....................................                       8,207,928
      Net unrealized depreciation on investments............                      (4,224,967)
                                                                                 -----------
Net realized and unrealized gain............................                       3,982,961
                                                                                 -----------
Net increase in net assets resulting from operations........                     $ 3,837,353
                                                                                 -----------


                       See Notes to Financial Statements.
                                                                              15

PAGE

TEMPLETON AMERICAN TRUST, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   1998              1997
                                                                -----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment loss.......................................    $  (145,608)      $   (59,740)
  Net realized gain from investments and foreign currency
   transactions.............................................      8,207,928         8,772,720
  Net unrealized appreciation (depreciation) on
   investments..............................................     (4,224,967)        1,234,510
                                                                -----------------------------
    Net increase in net assets resulting from operations....      3,837,353         9,947,490
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................        (48,675)          (34,067)
   Class II.................................................         (4,523)           (8,714)
  Net realized gains:
   Class I..................................................       (981,978)         (482,773)
   Class II.................................................     (7,477,551)       (6,135,485)
 Capital share transactions (Note 2):
   Class I..................................................        953,526         2,906,521
   Class II.................................................     (8,470,189)        4,196,590
                                                                -----------------------------
    Net increase (decrease) in net assets...................    (12,192,037)       10,389,562
Net assets:
 Beginning of year..........................................     57,091,034        46,701,472
                                                                -----------------------------
 End of year................................................    $44,898,997       $57,091,034
                                                                -----------------------------

Undistributed net investment income included in net assets:
 End of year................................................    $        --       $        --
                                                                -----------------------------


                       See Notes to Financial Statements.
 16

PAGE

TEMPLETON AMERICAN TRUST, INC.
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton American Trust, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term total return (a combination of capital growth and income) by investing at least 65% of its total assets in the equity and debt securities of U.S. companies and the U.S. government, its agencies, and instrumentalities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                                                                              17

PAGE


TEMPLETON AMERICAN TRUST, INC.
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers two classes of shares: Class I and Class II. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At December 31, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                                         1998                             1997
                                                              ----------------------------------------------------------
                                                                SHARES         AMOUNT             SHARES       AMOUNT
                                                              ----------------------------------------------------------
CLASS I SHARES:
Shares sold.................................................     226,238    $  3,888,073          205,470    $ 3,717,827
Shares issued on reinvestment of distributions..............      56,184         879,674           27,495        464,649
Shares redeemed.............................................    (226,121)     (3,814,221)         (68,378)    (1,275,955)
                                                              ----------------------------------------------------------
Net increase................................................      56,301    $    953,526          164,587    $ 2,906,521
                                                              ----------------------------------------------------------


                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                                         1998                             1997
                                                              ----------------------------------------------------------
                                                                SHARES         AMOUNT             SHARES       AMOUNT
                                                              ----------------------------------------------------------
CLASS II SHARES:
Shares sold.................................................     450,756    $  7,768,137          336,921    $ 6,061,966
Shares issued on reinvestment of distributions..............     415,393       6,584,503          322,381      5,449,383
Shares redeemed.............................................  (1,369,828)    (22,822,829)        (416,422)    (7,314,759)
                                                              ----------------------------------------------------------
Net increase (decrease).....................................    (503,679)   $ (8,470,189)         242,880    $ 4,196,590
                                                              ----------------------------------------------------------


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton

 18

PAGE


TEMPLETON AMERICAN TRUST, INC.
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 0.70% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                       AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At December 31, 1998, there were no unreimbursed costs. Distributors received net commissions from sales of fund shares and received contingent deferred sales charges for the period of $25,249 and $9,589, respectively.

Legal fees of $27,991 were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At December 31, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $15,009,207
Unrealized depreciation.....................................   (4,776,711)
                                                              -----------
Net unrealized appreciation.................................  $10,232,496
                                                              ===========

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended December 31, 1998 aggregated $13,239,589 and $20,369,319 respectively.

6. SUBSEQUENT EVENT

The Fund's Board of Directors approved a proposal to merge the Fund into Franklin Equity Fund, subject to shareholder approval. Franklin Equity Fund is affiliated with Franklin Resources, Inc., the parent company of the Fund's investment manager. It is anticipated that in early 1999, shareholders will receive a proxy and proxy statement requesting their vote on the proposal.

                                                                              19

PAGE

TEMPLETON AMERICAN TRUST, INC.
INDEPENDENT AUDITOR'S REPORT
The Board of Directors and Shareholders
Templeton American Trust, Inc.

We have audited the accompanying statement of assets and liabilities, including the Statement of Investments, of Templeton American Trust, Inc. as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton American Trust, Inc. as of December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                           McGladrey & Pullen, LLP

New York, New York
January 28, 1999

 20

PAGE



TEMPLETON AMERICAN TRUST, INC.
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Templeton American Trust, Inc. hereby designates $7,568,718 as a capital gain dividend for the fiscal year ended December 31, 1998.

Under Section 854(b)(2) of the Internal Revenue Code, the Templeton American Trust, Inc. hereby designates 35.30% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 1998.

                                                                              21

PAGE

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PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

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 Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME

Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH

Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES

Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME

Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin Strategic Income Fund
Franklin U.S. Government
 Securities Fund
Franklin Federal Money Fund
Franklin Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME

Alabama
Arizona**
California**
Colorado
Connecticut
Florida**
Georgia
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan+
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia

VARIABLE ANNUITIES++

Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)


*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

PAGE


TEMPLETON AMERICAN
TRUST, INC.

ANNUAL REPORT

AUDITORS
McGladrey & Pullen, LLP
555 Fifth Avenue
New York, NY 10017-2416

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, CA 94404-1585
1-800/DIAL BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current Templeton American Trust, Inc. prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

100 A98 02/99                           [RECYCLE LOGO] Printed on recycled paper